Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Number of Common Shares
Number of common shares

	2020	2019
Common shares, beginning of year	524,223,323	488,851,433
Public offering	66,130,063	28,009,341
Dividend reinvestment plan	5,217,071	6,068,465
Exercise of share-based awards (b)	1,565,537	1,274,655
Conversion of convertible debentures	6,225	19,429
Common shares, end of year	597,142,219	524,223,323

Schedule of Shares Issued and Outstanding
The Company has the following Series A and Series D preferred shares issued and outstanding as at December 31, 2020 and 2019:

Preferred shares	Number of shares	Price per share		Carrying amount C$		Carrying amount $
Series A	4,800,000	C$	25	C$	116,546	$100,463
Series D	4,000,000	C$	25	C$	97,259	$83,836
						$184,299

Share-based Compensation Expense
For the year ended December 31, 2020, AQN recorded $24,637 (2019 - $11,042) in total share-based compensation expense as follows:

	2020	2019
Share options	$1,743	$1,288
Director deferred share units	870	798
Employee share purchase	511	322
Performance and restricted share units	21,513	8,634
Total share-based compensation	$24,637	$11,042

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2020		2019
Risk-free interest rate	1.2%		1.9%
Expected volatility	24%		20%
Expected dividend yield	4.1%		4.3%
Expected life	5.50 years		5.50 years
Weighted average grant date fair value per option	C$	2.72	C$	1.66

Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2019	6,292,642	C$	11.61	5.75	C$	13,342
Granted	1,113,775	14.96		8.00	—
Exercised	(3,882,505)	11.23		4.45	6,225
Balance, December 31, 2019	3,523,912	C$	13.09	5.87	C$	18,609
Granted	999,962	16.78		7.27	—
Exercised	(2,386,275)	12.52		5.16	18,465
Forfeited	(27,151)	14.96		—	—
Balance, December 31, 2020	2,110,448	C$	15.45	6.55	C$	11,604
Exercisable, December 31, 2020	1,710,662	C$	15.22	6.44	C$	9,798

Performance Stock Units
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2019	1,392,132	C$	12.75	1.60	C$	19,114
Granted, including dividends	1,471,442	14.69		2.00	16,302
Exercised	(344,340)	11.55		—	5,148
Forfeited	(107,191)	13.84		—	—
Balance, December 31, 2019	2,412,043	C$	14.00	1.86	C$	44,309
Granted, including dividends	1,313,171	19.31		2.00	24,966
Exercised	(968,470)	14.45		—	20,105
Forfeited	(35,537)	15.62		—	745
Balance, December 31, 2020	2,721,207	C$	16.58	0.93	C$	44,289
Exercisable, December 31, 2020	707,630	C$	12.70	—	C$	14,825